Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities Current [Abstract]
Interest costs and related debt fees	$ 8,000	$ 7,950	$ 994
Accrued natural gas purchases	71,000	132,148	91,910
Liquefaction Project costs	42,000	192,215	46,964
Other	27,000	37,667	22,337
Total accrued liabilities	$ 148,000	$ 369,980	$ 162,205